Parent only Financial Statements (Tables)	12 Months Ended
Jun. 30, 2023
Parent Company only Disclosure [Abstract]
Schedule of Condensed Balance Sheets of the Parent Company	Condensed balance sheets of the parent company
	As of June 30,
	2023	2022
	The Company	BJY
ASSETS
Current assets
Cash and cash equivalents	$—	$98,722
Prepaid expenses and other current assets, net	—	304,700
Total current assets	—	403,422

Investments in subsidiaries, VIE and VIE’s subsidiaries	54,925,945	—
Due from subsidiaries, VIE and VIE’s subsidiaries	14,897,377	79,961,457
Other non-current assets, net	19,700,000	—
Total non-current assets	89,523,322	79,961,457
Total assets	$89,523,322	$80,364,879

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Due to related party	$—	$10,000,000
Due to subsidiaries, VIE and VIE’s subsidiaries	810,362	2,000,000
Accrued expenses and other liabilities	—	1,304
Total current liabilities	810,362	12,001,304
Deficit of investments in subsidiaries, VIE and VIE’s subsidiaries	—	11,601,329
Total non-current liabilities	—	11,601,329
Total liabilities	810,362	23,602,633

Mezzanine equity
Series Seed convertible redeemable preferred shares (par value $0.0001 per share, 4,675,347 shares authorized, issued and outstanding as of June 30, 2022)	—	1,078,376
Series A convertible redeemable preferred shares (par value $0.0001 per share, 5,205,637 shares authorized, issued and outstanding as of June 30, 2022)	—	3,135,822
Series A-1 convertible redeemable preferred shares (par value $0.0001 per share, 5,202,768 shares authorized, issued and outstanding as of June 30, 2022)	—	6,591,553
Series A-2 convertible redeemable preferred shares (par value $0.0001 per share, 3,540,046 shares authorized, issued and outstanding as of June 30, 2022)	—	4,629,590
Series A-3 convertible redeemable preferred shares (par value $0.0001 per share, 3,789,358 shares authorized, issued and outstanding as of June 30, 2022)	—	4,843,169
Series B convertible redeemable preferred shares (par value $0.0001 per share, 11,047,269 shares authorized, issued and outstanding as of June 30, 2022)	—	23,676,836
Series B+ convertible redeemable preferred shares (par value $0.0001 per share, 5,424,746 shares authorized, issued and outstanding as of June 30, 2022)	—	12,707,581
Series C convertible redeemable preferred shares (par value $0.0001 per share, 2,419,909 shares authorized, issued and outstanding as of June 30, 2022)	—	12,205,835
Total mezzanine equity	—	68,868,762

Shareholders’ equity (deficit)
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)	—	4,407
Class A ordinary shares (par value $0.519008 per share; 2,000,000,000 shares authorized, 50,099,149 issued and outstanding as of June 30, 2023)	26,001,859	—
Class B ordinary shares (par value $0.519008 per share; 2,300,000,000 shares authorized, 46,177,897 issued and outstanding as of June 30, 2023)	23,966,698	—
Additional paid-in capital	66,431,421	5,656,757
Statutory reserve	1,117,828	919,407
Accumulated deficit	(24,343,274)	(18,411,335)
Accumulated other comprehensive loss	(4,461,572)	(275,752)
Total shareholders’ equity (deficit) attributable to controlling interest	88,712,960	(12,106,516)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	$89,523,322	$80,364,879

Schedule of Condensed Statement of Comprehensive Loss	Condensed statement of comprehensive loss
	For the year ended June 30,
	2023	2022
	The Company	BJY
Operating expenses
General and administrative expenses	$(11,341,062)	$(505,186)
Total operating expenses	(11,341,062)	(505,186)
Loss from operations	(11,341,062)	(505,186)

Gain (loss) from investment in subsidiaries	5,607,544	(12,309,802)
Net loss from continuing operations attributable to controlling interest	(5,733,518)	(12,814,988)
Net income from discontinued operations attributable to controlling interest	520,000	—
Accretion of convertible redeemable preferred shares	—	(3,865,430)
Net loss from continuing operations attributable to ordinary shareholders	(5,733,518)	(16,680,418)
Net income from discontinued operations attributable to ordinary shareholders	520,000	—

Net loss	(5,213,518)	(12,814,988)
Other comprehensive loss
Foreign currency translation adjustments	(4,461,572)	(294,062)
Total comprehensive loss	(9,675,090)	(13,109,050)
Accretion of convertible redeemable preferred shares	—	(3,865,430)
Comprehensive loss attributable to ordinary shareholders	$(9,675,090)	$(16,974,480)

Schedule of Condensed Statement of Cash Flows	Condensed statement of cash flows
	For the year ended June 30,
	2023	2022
	The Company	BJY
Net cash used in operating activities	$—	$(21,708,583)
Net cash used in investing activities	$—	$—
Net cash provided by financing activities	$—	$21,807,305
Net increase in cash, cash equivalents and restricted cash	$—	$98,722
Cash, cash equivalents and restricted cash at beginning of the year	$—	$—
Cash, cash equivalents and restricted cash at end of the year	$—	$98,722